UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund Schedule of Investments August 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.9%)

Bridgewater Township NJ BAN	3.000%	10/6/05	$9,630	$9,642
Burlington County NJ BAN	3.500%	3/2/06	15,800	15,886
Burlington County NJ BAN	3.250%	4/14/06	24,985	25,038
Burlington County NJ BAN	3.750%	7/13/06	11,500	11,611
Burlington County NJ Bridge Commission Rev. TOB VRDO	2.520%	9/7/05 (2)*	5,365	5,365
Delaware River & Bay Auth. New Jersey Rev. VRDO	2.460%	9/7/05 (2)	12,200	12,200
Essex County NJ Improvement Auth. Lease Rev. TOB VRDO	2.390%	9/7/05 (1)*	7,490	7,490
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	2.340%	9/7/05 LOC	40,350	40,350
Gloucester County NJ BAN	3.250%	10/25/05	11,500	11,525
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	2.180%	9/1/05	39,460	39,460
Hopewell Township NJ BAN	3.000%	11/18/05	18,117	18,157
Middlesex County NJ BAN	3.500%	6/16/06	61,000	61,376
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	2.200%	9/7/05 LOC	56,915	56,915
Monroe Township NJ BAN	3.500%	2/21/06	9,980	10,035
Mount Laurel Township NJ BAN	4.000%	5/26/06	7,351	7,409
New Jersey Building Auth. Rev. TOB VRDO	2.510%	9/7/05 (1)*	42,395	42,395
New Jersey COP TOB VRDO	2.440%	9/7/05 (2)*	10,395	10,395
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	2.350%	9/7/05 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	2.350%	9/7/05 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	2.700%	11/8/05 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	2.400%	9/8/05	7,880	7,880
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	2.500%	9/7/05 LOC	5,305	5,305
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	2.330%	9/1/05 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	2.370%	9/7/05 LOC	6,000	6,000
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	2.200%	9/1/05	23,700	23,700
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	2.210%	9/1/05	16,425	16,425
New Jersey Econ. Dev. Auth. Rev. (Logan Project) CP	2.450%	9/8/05 LOC	25,000	25,000
New Jersey Econ. Dev. Auth. Rev. (Logan Project) CP	2.450%	10/11/05 LOC	30,000	30,000
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	2.390%	9/7/05 (1)*	15,705	15,705
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	2.520%	9/7/05 (1)*	9,445	9,445
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	2.520%	9/7/05 (1)*	6,075	6,075
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	2.520%	9/7/05 (1)*	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	2.450%	9/7/05	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	2.460%	9/7/05	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	2.460%	9/7/05	7,700	7,700
New Jersey Econ. Dev. Auth. Rev. (Russell Berrie) VRDO	2.230%	9/7/05 LOC	7,000	7,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.520%	9/7/05 (2)*	11,385	11,385
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.520%	9/7/05 (3)*	8,800	8,800
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.520%	9/7/05 (3)*	39,440	39,440
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.520%	9/7/05 (4)*	10,645	10,645
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.520%	9/7/05 (2)*	5,360	5,360
New Jersey Econ. Dev. Auth. Rev. (Transp. Project) TOB VRDO	2.520%	9/7/05 (4)*	7,465	7,465
New Jersey Econ. Dev. Auth. Rev. (United States Golf Association) VRDO	2.460%	9/7/05 LOC	5,300	5,300
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	2.170%	9/1/05	4,900	4,900
New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	2.540%	9/7/05 (3)*	4,850	4,850
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	2.300%	9/1/05 (2)	4,500	4,500
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	2.450%	9/1/05 (2)	25,665	25,665
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	2.450%	9/7/05 (2)	32,100	32,100
New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	2.510%	9/7/05 (2)	13,220	13,220
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	2.520%	9/7/05 *	5,210	5,210
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	2.520%	9/7/05 *	5,000	5,000
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.100%	9/1/05	40,250	40,250
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.200%	9/1/05	54,775	54,775
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	2.520%	9/7/05 (2)*	2,785	2,785
New Jersey GO TOB VRDO	2.520%	9/7/05 *	24,200	24,200
New Jersey GO TOB VRDO	2.520%	9/7/05 (2)*	7,480	7,480
New Jersey GO TOB VRDO	2.520%	9/7/05 (3)*	33,245	33,245
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	2.450%	9/7/05 LOC	20,460	20,460
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.) VRDO	2.460%	9/7/05 LOC	6,400	6,400
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.470%	9/7/05 LOC	19,850	19,850
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.470%	9/7/05 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.470%	9/7/05 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.470%	9/7/05 LOC	13,200	13,200
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	2.440%	9/7/05 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	2.460%	9/7/05 LOC	10,600	10,600
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	2.450%	9/7/05 LOC	31,105	31,105
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson) VRDO	2.450%	9/7/05 LOC	17,000	17,000
New Jersey Health Care Fac. Financing Auth. Rev. (St. Peters Univ. Hosp.) VRDO	2.400%	9/7/05 LOC	14,800	14,800
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	2.450%	9/7/05 LOC	9,800	9,800
New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	2.510%	9/7/05 (3)*	10,000	10,000
New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	10,500	10,500
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB PUT	2.800%	3/9/06 (7)*	31,060	31,060
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	2.500%	9/7/05 (4)	10,440	10,440
New Jersey Housing & Mortgage Finance Agency Rev. TOB VRDO	2.540%	9/7/05 (1)*	2,805	2,805
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.410%	9/7/05	10,000	10,000
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.460%	9/7/05	10,000	10,000
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	2.520%	9/7/05 (1)*	6,935	6,935
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	2.520%	9/7/05 (1)*	5,345	5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	2.280%	9/7/05 (1)	1,680	1,680
New Jersey Sports & Exposition Auth. Rev. VRDO	2.480%	9/7/05 (1)	12,400	12,400
New Jersey TRAN	4.000%	6/23/06	66,000	66,611
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.510%	9/7/05 (10)*	5,995	5,995
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (4)*	7,075	7,075
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	5,365	5,365
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	26,200	26,200
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	11,145	11,145
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (1)*	5,720	5,720
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (1)*	9,435	9,435
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	3,745	3,745
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	8,740	8,740
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (1)(3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.530%	9/7/05 (1)(3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	2.360%	9/7/05 (4)*	21,995	21,995
New Jersey Turnpike Auth. Rev. TOB VRDO	2.390%	9/7/05 (1)*	8,100	8,100
New Jersey Turnpike Auth. Rev. TOB VRDO	2.510%	9/7/05 (1)*	18,490	18,490
New Jersey Turnpike Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	8,000	8,000
New Jersey Turnpike Auth. Rev. TOB VRDO	2.520%	9/7/05 (3)*	13,640	13,640
New Jersey Turnpike Auth. Rev. TOB VRDO	2.520%	9/7/05 (2)*	6,810	6,810
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (3)LOC	110,050	110,050
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (4)	52,800	52,800
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (4)	7,300	7,300
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (4)	65,400	65,400
Port Auth. of New York & New Jersey CP	2.450%	9/7/05	6,950	6,950
Port Auth. of New York & New Jersey CP	2.630%	9/7/05	10,350	10,350
Port Auth. of New York & New Jersey CP	2.500%	9/8/05	5,125	5,125
Port Auth. of New York & New Jersey CP	2.800%	10/7/05	33,510	33,510
Port Auth. of New York & New Jersey CP	2.760%	11/10/05	25,900	25,900
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.520%	9/7/05 (10)*	10,680	10,680
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.520%	9/7/05 (10)*	5,445	5,445
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.540%	9/7/05 (3)*	5,930	5,930
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.540%	9/7/05 (3)*	3,750	3,750
Princeton Township NJ BAN	4.000%	3/30/06	16,279	16,409
Princeton Univ. New Jersey CP	2.650%	10/18/05	9,000	9,000
Raritan Township NJ BAN	2.750%	9/9/05	7,835	7,837
Readington Township NJ BAN	3.000%	9/2/05	10,000	10,000
Readington Township NJ BAN	3.250%	2/8/06	10,000	10,022
Readington Township NJ BAN	3.500%	2/8/06	17,000	17,089
Ridgewood NJ BAN	3.500%	6/30/06	11,018	11,093
Rockaway NJ Township BAN	3.750%	7/20/06	7,340	7,403
Rutgers State Univ. New Jersey TOB VRDO	2.510%	9/7/05 (3)*	4,675	4,675
Rutgers State Univ. New Jersey VRDO	2.240%	9/1/05	85,325	85,325
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	2.300%	9/7/05 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	2.350%	9/7/05 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Exelon Project) CP	2.580%	9/8/05 LOC	19,000	19,000
Union County NJ BAN	3.250%	3/1/06	20,000	20,057
Union County NJ PCR (Exxon) VRDO	2.170%	9/1/05	13,100	13,100
Union County NJ PCR (Exxon) VRDO	2.260%	9/1/05	21,340	21,340
Univ. of Medicine & Dentistry New Jersey COP TOB VRDO	2.510%	9/7/05 (1)*	4,120	4,120
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	2.490%	9/7/05 (2)	70,625	70,625
Outside New Jersey
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.880%	10/20/05 (4)*	9,870	9,870
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.490%	9/7/05 (4)*	10,000	10,000
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.510%	9/7/05 (1)*	4,050	4,050
Puerto Rico Govt. Dev. Bank CP	2.850%	1/30/06 LOC*	5,000	5,000
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.370%	9/7/05 (3)*	5,150	5,150
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.470%	9/7/05 (1)*	21,225	21,225
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	24,200	24,200
Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.550%	3/1/06 *	9,275	9,275
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	2.490%	9/7/05 *	29,105	29,105
Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	2.490%	9/7/05 (2)*	6,515	6,515
Puerto Rico Public Finance Corp. TOB VRDO	2.480%	9/7/05 (2)*	10,975	10,975
Puerto Rico Public Finance Corp. TOB VRDO	2.470%	9/7/05 (11)*	19,926	19,926
Puerto Rico Public Finance Corp. TOB VRDO	2.530%	9/7/05 LOC*	10,000	10,000

TOTAL MUNICIPAL BONDS
(Cost $2,427,381)				2,427,381

OTHER ASSETS AND LIABILITIES—NET (0.1%)				3,542

NET ASSETS (100%)				$2,430,923

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $703,526,000, representing 28.9% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New Jersey Long-Term Tax-Exempt Fund Schedule of Investments August 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

MUNICIPAL BONDS (99.1%)

Atlantic City NJ Board of Educ. GO	6.100%	12/1/15 (4)	$2,000	$2,412
Atlantic County NJ Public Fac. COP	7.400%	3/1/10 (3)	1,755	2,051
Atlantic County NJ Public Fac. COP	7.400%	3/1/11 (3)	4,025	4,819
Atlantic County NJ Public Fac. COP	6.000%	3/1/14 (3)	3,685	4,317
Atlantic County NJ Public Fac. COP	6.000%	3/1/15 (3)	1,480	1,741
Atlantic County NJ Util. Auth. Sewer Rev	6.875%	1/1/12 (2)(ETM)	2,035	2,272
Burlington County NJ Bridge Comm. Rev	5.250%	12/15/21 (2)	3,200	3,589
Camden County NJ Improvement Auth. Lease Rev	5.375%	9/1/10 (4)(Prere.)	850	936
Camden County NJ Improvement Auth. Lease Rev	5.500%	9/1/10 (4)(Prere.)	1,470	1,627
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/16	1,140	1,274
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/17	1,025	1,145
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/18	1,265	1,411
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/19	1,335	1,489
Cape May County NJ Muni. Util. Auth. Rev	5.750%	1/1/14 (4)	6,930	8,021
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/17 (1)	2,560	2,799
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/18 (1)	2,165	2,364
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/21 (1)	15,400	20,469
Delaware River & Bay Auth. New Jersey Rev	5.375%	1/1/10 (2)(Prere.)	750	823
Delaware River & Bay Auth. New Jersey Rev	5.750%	1/1/10 (2)(Prere.)	5,000	5,564
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.750%	1/1/22 (4)	10,000	10,935
Delaware River Port Auth. Pennsylvania & New Jersey Rev	5.625%	1/1/26 (4)	5,000	5,432
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,640	2,908
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,780	3,062
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	2,000	2,203
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/11 (3)(Prere.)	1,400	1,542
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/11 (3)(Prere.)	2,950	3,265
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/20 (4)	3,775	4,466
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/21 (4)	3,995	4,751
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/22 (4)	4,220	5,049
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/24 (4)	4,715	5,822
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/25 (4)	4,885	6,072
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	3,390	3,798
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	5,090	5,702
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/10 (3)(Prere.)	2,650	2,969
Essex County NJ Improvement Auth. Rev	5.500%	10/1/23 (1)	12,065	14,378
Essex County NJ Improvement Auth. Rev	5.500%	10/1/24 (1)	6,725	8,042
Essex County NJ Improvement Auth. Rev	5.500%	10/1/25 (1)	11,630	13,968
Essex County NJ Improvement Auth. Rev	5.500%	10/1/26 (1)	6,500	7,817
Essex County NJ Solid Waste Util. Auth	5.600%	4/1/06 (4)(Prere.)	200	207
Essex County NJ Solid Waste Util. Auth	0.000%	4/1/10 (4)	1,000	859
Evesham NJ Util. Auth. Rev	5.000%	7/1/16 (2)	3,435	3,728
Evesham NJ Util. Auth. Rev	5.000%	7/1/17 (2)	3,705	4,019
Evesham NJ Util. Auth. Rev	5.000%	7/1/18 (2)	1,605	1,739
Garden State Preservation Trust New Jersey	0.000%	11/1/21 (4)	11,325	5,729
Garden State Preservation Trust New Jersey	0.000%	11/1/22 (4)	41,150	19,757
Garden State Preservation Trust New Jersey	0.000%	11/1/23 (4)	15,000	6,815
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/16 (1)	1,000	1,094
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/17 (1)	1,000	1,092
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/20 (1)	1,150	1,248
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/23 (1)	1,000	1,080
Gloucester Township NJ GO	5.750%	7/15/10 (2)	2,880	3,215
Gloucester Township NJ Muni. Util. Auth. Rev	5.650%	3/1/18 (2)	2,755	3,161
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.000%	6/1/13 (1)	2,060	2,100
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.000%	6/1/15 (1)	3,805	3,879
Higher Educ. Assistance Auth. of New Jersey Student Loan Rev	6.100%	6/1/16 (1)	2,055	2,097
Hillsborough Township NJ School Dist. GO	5.375%	10/1/13 (4)	1,250	1,417
Hillsborough Township NJ School Dist. GO	5.375%	10/1/15 (4)	1,720	1,975
Hillsborough Township NJ School Dist. GO	5.375%	10/1/17 (4)	720	834
Hillsborough Township NJ School Dist. GO	5.375%	10/1/19 (4)	1,720	2,028
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	0.000%	8/1/06 (1)	2,000	1,949
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/13 (1)**	9,590	11,381
Hopewell Valley NJ Regional School Dist. GO	5.000%	8/15/13 (3)	2,315	2,487
Hudson County NJ GO	6.550%	7/1/07 (3)	1,300	1,382
Hudson County NJ GO	6.550%	7/1/09 (3)	635	711
Irvington Township NJ GO	0.000%	8/1/07 (1)(ETM)	1,000	942
Irvington Township NJ GO	0.000%	8/1/09 (1)(ETM)	2,580	2,258
Irvington Township NJ GO	0.000%	8/1/10 (1)(ETM)	2,080	1,749
Jackson Township NJ Board of Educ. GO	5.375%	4/15/26 (3)	6,885	7,533
Jackson Township NJ Board of Educ. GO	5.375%	4/15/27 (3)	7,676	8,398
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,790	3,009
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,625	2,831
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/09 (4)(Prere.)	2,850	3,073
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/14	1,045	1,130
Mercer County NJ Improvement Auth. Solid Waste Rev	5.375%	9/15/12	11,120	11,823
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.750%	12/15/08	1,165	1,262
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.950%	12/15/12	4,895	5,672
Middlesex County NJ COP	5.000%	8/1/11 (1)	1,050	1,139
Middlesex County NJ COP	5.500%	8/1/15 (1)	1,195	1,326
Middlesex County NJ Improvement Auth	5.375%	3/15/22 (3)	1,825	2,030
Middlesex County NJ Improvement Auth	5.375%	3/15/23 (3)	1,925	2,141
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/32	5,100	5,117
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/37	3,500	3,524
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/15	500	512
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/20	500	503
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/19	1,585	1,768
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/20	1,600	1,784
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/21	2,375	2,648
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/22	2,000	2,230
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/15 (2)	2,000	1,359
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/16 (2)	3,000	1,945
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/18 (2)	4,550	2,688
Middlesex County NJ Util. Auth. Sewer Rev	5.250%	3/15/10 (3)	1,740	1,778
Middlesex County NJ Util. Auth. Sewer Rev	5.375%	9/15/15 (3)	3,775	3,858
Middlesex County NJ Util. Auth. Sewer Rev	5.125%	12/1/16 (3)	3,050	3,212
Middletown Township NJ Board of Educ. GO	5.000%	8/1/14 (4)	2,735	2,943
Middletown Township NJ Board of Educ. GO	5.000%	8/1/15 (4)	2,015	2,164
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.800%	7/15/07 (2)(Prere.)	1,180	1,253
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/19 (2)	2,115	2,292
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/20 (2)	2,225	2,392
Monroe Township NJ Muni. Util. Auth. Middlesex County Rev	5.250%	2/1/14 (3)	1,235	1,346
Montgomery Township NJ School Dist. GO	5.250%	8/1/13 (1)	1,285	1,422
Montgomery Township NJ School Dist. GO	5.250%	8/1/17 (1)	1,280	1,410
Montgomery Township NJ School Dist. GO	5.250%	8/1/18 (1)	1,280	1,408
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/20 (2)	2,945	3,270
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/21 (2)	6,255	6,940
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/22 (2)	2,585	2,864
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/23 (2)	600	664
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/24 (2)	2,250	2,485
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/21 (1)	3,000	3,298
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/08 (1)(Prere.)	4,375	4,742
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/08 (1)(Prere.)	4,870	5,297
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	5,440	5,938
New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/08 (1)(Prere.)	6,080	6,637
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/17	6,500	6,742
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/12 (2)	2,500	1,994
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/13 (2)	3,000	2,293
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.500%	6/1/31	1,665	1,799
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.875%	6/1/18	1,250	1,391
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	6.000%	6/1/25	1,000	1,124
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/25 (1)	14,000	16,380
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/11 (2)(Prere.)	7,040	7,783
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/13 (2)	1,200	1,361
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/14 (3)(Prere.)	3,880	4,384
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/21 (3)	15,000	17,364
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/25 (4)	20,000	24,103
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/08 (1)	2,305	2,103
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/11 (1)	4,650	3,794
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/12 (1)	4,550	3,557
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/13 (1)	4,500	3,367
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/14 (1)	4,210	3,009
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/09 (4)(Prere.)	4,500	4,839
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/09 (4)(Prere.)	3,465	3,801
New Jersey Econ. Dev. Auth. Water Fac. Rev. (NJ American Water Co.)	5.125%	4/1/22 (2)	5,000	5,338
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	2.300%	9/1/05 (2)	29,125	29,125
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/07 (2)	5,890	6,223
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/08 (2)	6,165	6,661
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/10 (4)(Prere.)	2,715	2,943
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/10 (4)(Prere.)	8,425	9,423
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/12	7,595	8,623
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/20	11,405	12,044
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/20 (3)	2,060	2,378
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/21 (3)	1,550	1,797
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/23	2,750	2,936
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/21 (3)	2,605	2,888
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/22 (3)	2,775	3,073
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/17 (1)	1,000	1,092
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/18 (1)	1,470	1,604
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/20 (1)	1,725	1,870
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/16	2,545	2,926
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/17	10,630	12,274
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/18	4,785	5,542
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/19	7,000	8,141
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.100%	9/1/05	1,200	1,200
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.200%	9/1/05	5,200	5,200
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/09 (1)(Prere.)	2,105	2,307
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/15 (3)	1,550	1,683
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/17 (3)	1,700	1,844
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/20 (3)	1,010	1,085
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/10 (3)(Prere.)	11,210	12,247
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/14 (3)	2,305	2,548
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/15 (3)	1,880	2,070
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/16 (3)	2,050	2,256
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/21 (3)	2,800	3,075
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/10 (2)	1,500	1,623
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/12 (2)	1,275	1,377
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/15 (2)	400	437
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/16 (2)	200	219
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/32	6,000	6,298
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/22	6,000	6,318
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.200%	7/1/15 (3)	755	816
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.300%	7/1/17 (3)	250	271
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/18 (3)	905	984
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/19 (3)	360	391
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.125%	9/1/15	5,090	5,542
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.000%	9/1/17	1,525	1,595
New Jersey GO	5.250%	7/1/18	15,000	17,110
New Jersey GO	5.125%	7/15/18	8,600	9,704
New Jersey GO	5.250%	7/1/19	10,105	11,576
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/08	2,530	2,679
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/17	3,950	4,492
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/25	5,000	5,425
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/23	7,000	7,620
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/09 (4)	5,500	5,856
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/10 (4)	4,695	4,954
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/12 (4)	1,500	1,590
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/13 (1)	2,355	2,485
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/20 (2)	4,100	4,315
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/12 (4)	3,710	4,035
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/13 (4)	7,355	8,000
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/29 (4)	13,450	14,400
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/10 (2)(ETM)	2,935	3,322
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/32	3,000	3,238
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/21	3,500	3,806
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/26	3,500	3,806
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/13 (1)	3,000	3,201
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/16 (1)	3,300	3,529
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	0.000%	7/1/21 (1)	3,000	1,530
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/14 (4)	11,000	11,738
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	4.950%	6/1/10 (2)	3,815	3,918
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.050%	6/1/11 (2)	3,045	3,132
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.050%	6/1/12 (1)	650	673
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.150%	6/1/12 (2)	3,165	3,248
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.100%	6/1/13 (1)	1,485	1,539
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.200%	6/1/13 (2)	4,920	5,073
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.125%	6/1/14 (1)	850	881
New Jersey Higher Educ. Assistance Auth. Student Loan Rev	5.250%	6/1/18 (1)	470	485
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/10 (3)(Prere.)	7,535	8,346
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev	5.700%	5/1/20 (4)	2,255	2,382
New Jersey Housing & Mortgage Finance Agency Rev. (Home Buyer)	5.400%	10/1/20 (1)	865	883
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/13 (1)	10,000	11,503
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/17 (1)(ETM)	250	291
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/17 (1)	5,505	6,404
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/21 (1)	3,000	3,539
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/22 (1)	1,000	1,185
New Jersey Sports & Exposition Auth. Rev. VRDO	2.280%	9/7/05 (1)	920	920
New Jersey Transp. Corp. COP	5.750%	9/15/10 (2)(Prere.)	2,000	2,239
New Jersey Transp. Corp. COP	5.500%	9/15/12 (2)	20,000	22,421
New Jersey Transp. Corp. COP	5.500%	9/15/14 (2)	1,500	1,706
New Jersey Transp. Corp. COP	5.500%	9/15/15 (2)	15,000	17,141
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/10 (Prere.)	5,000	5,624
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/20	5,000	5,957
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/21 (1)	25,000	29,654
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/23 (3)	5,850	7,152
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/23 (2)	15,830	18,401
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/24 (3)	5,000	6,140
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/25 (3)	17,750	21,912
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.520%	9/7/05 (1)(3)*	5,000	5,000
New Jersey Turnpike Auth. Rev	5.375%	1/1/10 (1)(Prere.)	3,500	3,817
New Jersey Turnpike Auth. Rev	5.500%	1/1/10 (1)(Prere.)	1,800	1,972
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	665	735
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	7,365	8,144
New Jersey Turnpike Auth. Rev	5.750%	1/1/10 (1)(Prere.)	1,620	1,791
New Jersey Turnpike Auth. Rev	6.000%	1/1/13 (1)(ETM)	770	898
New Jersey Turnpike Auth. Rev	6.000%	1/1/13 (1)	230	267
New Jersey Turnpike Auth. Rev	6.500%	1/1/13 (1)(ETM)	20,000	23,964
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	1,560	1,878
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)	4,615	5,535
New Jersey Turnpike Auth. Rev	6.500%	1/1/16 (1)(ETM)	22,095	26,595
New Jersey Turnpike Auth. Rev	5.750%	1/1/17 (1)	2,635	2,890
New Jersey Turnpike Auth. Rev	5.500%	1/1/25 (2)	40,000	48,204
New Jersey Turnpike Auth. Rev	5.250%	1/1/30 (4)	17,000	19,933
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (3)	9,420	9,420
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (4)	8,000	8,000
New Jersey Turnpike Auth. Rev. VRDO	2.320%	9/7/05 (4)	11,700	11,700
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/10 (1)	2,230	2,378
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/11 (1)	2,345	2,494
New Jersey Water Supply Auth. Delaware & Raritan Water System Rev	5.375%	11/1/13 (1)	2,600	2,750
Newark NJ GO	5.500%	10/1/08 (2)	1,660	1,778
Newark NJ School Dist. GO	5.375%	12/15/13 (1)	2,000	2,234
North Bergen Township NJ GO	8.000%	8/15/06 (4)	1,885	1,976
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/08 (3)	2,000	2,058
North Hudson NJ Sewer Auth. Rev	5.250%	8/1/16 (3)	14,360	14,784
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/22 (3)	4,000	4,106
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/17	2,665	2,913
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/18	2,345	2,561
Ocean County NJ Util. Auth. Wastewater Rev	6.600%	1/1/18 (3)(ETM)	2,500	3,071
Port Auth. of New York & New Jersey Rev	5.125%	11/15/12 (3)	2,500	2,634
Port Auth. of New York & New Jersey Rev	5.125%	11/15/14 (3)	6,025	6,313
Port Auth. of New York & New Jersey Rev	5.500%	12/15/14 (2)	2,790	3,096
Port Auth. of New York & New Jersey Rev	5.000%	8/1/15	3,370	3,539
Port Auth. of New York & New Jersey Rev	5.500%	12/15/19 (2)	5,125	5,675
Port Auth. of New York & New Jersey Rev	5.375%	7/15/22 (3)	15,000	15,610
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.520%	9/7/05 *	4,740	4,740
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/31 (1)	4,215	1,288
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/32 (1)	5,000	1,461
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/34 (1)	10,220	2,704
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/35 (1)	10,215	2,566
Rutgers State Univ. New Jersey	6.400%	5/1/13	3,000	3,438
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/20 (3)	1,785	1,850
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/22 (3)	3,000	3,109
South Jersey Port Corp. New Jersey Rev	5.000%	1/1/23	2,000	2,108
South Jersey Port Corp. New Jersey Rev	5.200%	1/1/23	1,500	1,571
South Jersey Port Corp. New Jersey Rev	5.100%	1/1/33	1,500	1,575
Stafford NJ Muni. Util. Auth. Water & Sewer Rev	5.500%	6/1/11 (3)	3,100	3,452
Toms River NJ School Dist. GO	5.000%	1/15/20 (4)	1,510	1,608
Union County NJ Improvement Auth. Rev. (Plainfield Board of Educ.)	5.800%	8/1/07 (3)(Prere.)	4,000	4,251
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.250%	6/1/06 (2)	5,375	5,464
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/11 (2)	8,375	8,836
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/12 (2)	8,995	9,490
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/13 (2)	9,445	9,924
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/18 (1)	1,975	2,184
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/20 (1)	2,185	2,406
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/22 (1)	2,420	2,659
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/24 (1)	2,000	2,191
Univ. of Medicine & Dentistry New Jersey Rev	6.500%	12/1/12 (1)(ETM)	4,000	4,625
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/15 (2)	2,325	2,594
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/16 (2)	1,110	1,238
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/18 (2)	1,250	1,405
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/19 (2)	3,000	3,373
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/20 (2)	3,675	4,117
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/21 (2)	2,000	2,240
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/23 (2)	7,330	8,211
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/27 (2)	10,100	11,248
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	2.490%	9/7/05 (2)	11,000	11,000
Vernon Township NJ School Dist. GO	5.250%	12/1/09 (3)(Prere.)	1,200	1,301
Vernon Township NJ School Dist. GO	5.300%	12/1/09 (3)(Prere.)	1,200	1,303
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,307
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,307
Vernon Township NJ School Dist. GO	5.375%	12/1/09 (3)(Prere.)	1,200	1,307
Washington Township NJ Board of Educ. GO	5.250%	1/1/23 (4)	1,875	2,171
Washington Township NJ Board of Educ. GO	5.250%	1/1/24 (4)	2,070	2,404
Washington Township NJ Board of Educ. GO	5.250%	1/1/25 (4)	1,500	1,751
Washington Township NJ Board of Educ. GO	5.250%	1/1/26 (4)	1,330	1,554
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,000	2,209
West Orange NJ Board of Educ. COP	5.625%	10/1/09 (1)(Prere.)	2,500	2,761
West Orange NJ Board of Educ. COP	6.000%	10/1/09 (1)(Prere.)	1,000	1,119
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/12 (4)	2,720	3,006
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/13 (4)	2,215	2,430
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/14 (4)	1,000	1,096
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/15 (4)	1,000	1,091
Outside New Jersey
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev	5.125%	11/1/11 (2)	3,400	3,605
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/07 (1)(Prere.)	3,200	3,381
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/22 (1)	2,000	2,334
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/23 (1)	15,120	16,531
Puerto Rico GO	5.500%	7/1/18	5,540	6,343
Puerto Rico GO	5.500%	7/1/21 (1)	6,750	8,061
Puerto Rico Govt. Dev. Bank VRDO	2.220%	9/7/05 (1)	5,700	5,700
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/19 (1)	5,000	5,920
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/21 (4)	5,000	5,971
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/22 (4)	3,500	4,191
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/22	3,500	3,893
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/23 (4)	4,000	4,799
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/24	4,125	4,594
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	3,300	3,300
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/28	2,675	2,772
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/24 (2)	13,000	15,659
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/28 (2)	10,200	12,372
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/29 (2)	19,805	6,912
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/33 (3)	20,000	5,696
Puerto Rico Muni. Finance Agency	5.250%	8/1/19 (4)	5,000	5,527
Puerto Rico Muni. Finance Agency	5.500%	8/1/19 (4)	2,000	2,190
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/14	5,000	5,641
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/15	4,150	4,702
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/16	3,000	3,415
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.750%	7/1/17	2,000	2,331
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	3,250	3,644
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	720	918
Puerto Rico Public Finance Corp.	5.500%	8/1/29	1,135	1,230
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/18	3,390	3,691

TOTAL MUNICIPAL BONDS
(Cost $1,520,718)				1,619,008

OTHER ASSETS AND LIABILITIES—NET (0.9%)				14,751

NET ASSETS (100%)				$1,633,759

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the aggregate value of these securities was $9,740,000, representing 0.6% of net assets.
**Securities with a value of $2,482,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $1,522,960,000. Net unrealized appreciation of investment securities for tax purposes was $96,048,000, consisting of unrealized gains of $96,119,000 on securities that had risen in value since their purchase and $71,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(430)	$48,194	($610)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.